Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	AMANA MUTUAL FUNDS TRUST
Amana Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Amana Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth, consistent with Islamic principles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This section describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner Fees
Shareholder Fees [Table]	rr_ShareholderFeesTableTextBlock	There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchange of shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Growth Fund may pay transaction costs when it buys and sells securities (or "turns over" its portfolio). The Fund generally buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital, which presently charges no commissions on portfolio trades. A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help investors compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

		The example assumes an investor invests $10,000 in the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Growth Fund invests only in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Growth Fund does not make any investments that pay interest. In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Growth Fund diversifies its investments across industries and companies, and generally follows a value investment style. The Fund favors companies expected to grow earnings and stock prices faster than the economy, which tend to be smaller and less seasoned companies.

		It is the policy of the Growth Fund, under normal circumstances, to invest at least 80% of assets in common stocks. The adviser (Saturna Capital Corporation) selects investments primarily on past earnings and revenue growth rates, and the expectation of increases in earnings and share price. The Growth Fund may invest to a lesser extent in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Only consider investing in the Fund if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

The Growth Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

		The Growth Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the adviser's judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Risk Lose Money [Text]	rr_RiskLoseMoney	Only consider investing in the Fund if you are willing to accept the risk that you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

		Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Growth Fund by showing changes in performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare to those of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amanafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2 2003	16.19%
Worst Quarter	Q4 2008	-18.34%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2013) was 5.50%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Amana Growth Fund | Amana Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 year	rr_ExpenseExampleYear01	$ 113
3 years	rr_ExpenseExampleYear03	353
5 years	rr_ExpenseExampleYear05	612
10 years	rr_ExpenseExampleYear10	$ 1,352
2003	rr_AnnualReturn2003	33.96%
2004	rr_AnnualReturn2004	23.04%
2005	rr_AnnualReturn2005	20.20%
2006	rr_AnnualReturn2006	15.41%
2007	rr_AnnualReturn2007	12.24%
2008	rr_AnnualReturn2008	(29.66%)
2009	rr_AnnualReturn2009	32.40%
2010	rr_AnnualReturn2010	15.92%
2011	rr_AnnualReturn2011	(1.86%)
2012	rr_AnnualReturn2012	11.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.34%)
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	11.70%
Amana Growth Fund | Return after taxes on distributions | Amana Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.17%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	11.67%
Amana Growth Fund | Return after taxes on distributions and sale of Fund shares | Amana Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	10.52%
Amana Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.09%